Deferred revenue (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities [abstract]
Deferred revenue	R$ 26,667	R$ 42,794
Current liabilities	23,938	36,360
Noncurrent liabilities	2,729	6,434
Services
Contract liabilities [abstract]
Deferred revenue	17,830	18,457
Royalties
Contract liabilities [abstract]
Deferred revenue	R$ 8,837	R$ 24,337